Notes payable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Convertible notes payable
Notes payable

Note 11 Notes payable

The Company’s notes payables as of June 30, 2022 and December 31, 2021 are summarized below:

	June 30,	December 31,
	2022	2021
Paycheck Protection Program loan issued February 10, 2021	$-	$2,000,000
Notes payable issued May 19, 2021 (8% interest)	11,860,055	11,860,055
Notes payable issued December 17, 2021 (7.5% interest)	15,925,926	15,925,926
Total face value	27,785,981	29,785,981
Less: unamortized discount	(5,532,551)	(3,698,458)
Carrying value	$22,253,430	$26,087,523

Prior to our acquisition, BW was approved for a Paycheck Protection Program loan on February 10, 2021 from the Small Business Administration (“SBA”) in the amount of $ 2,000,000. In the second quarter of 2022, the loan was forgiven by the SBA. Although the loan was forgiven by the SBA, per our purchase agreement with the sellers of BW in December 2021, if such an event occurred, the Company is obligated to reimburse the SBA loan of $2,000,000 to such sellers. As such, the $2,000,000 SBA loan was reclassified from Notes payable to Accrued liability on the Consolidated Balance Sheet as of June 30, 2022 and will be settled by the end of September 30, 2022.

Interest expense and amortization of debt discount for the notes payable is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Interest Expense	$484,639	$-	$969,278	$-
Amortization of debt discount	1,568,835	-	2,052,644	-
Total	$2,053,474	$-	$3,021,922	$-

The accrued interest relating to the notes payable as of June 30, 2022 and December 2021 was $0 and $115,250, respectively.

Note 10  Notes payable

The carrying value of notes payable, net of discount, as of December 31, is:

	2021	2020
Paycheck Protection Program loan issued February 10, 2021	$2,000,000	$-
Notes payable issued May 19, 2021 (8% interest)	11,860,055	-
Notes payable issued December 17, 2021 (7.5% interest)	15,925,926	-
Total face value	29,785,981	-
Less: unamortized discount and debt issue cost	(3,698,458)	-
Carrying value	$26,087,523	$-

On February 10, 2021, BW was approved for a Paycheck Protection Program loan from the Small Business Administration in the amount of $2,000,000. The loan was forgiven in the first quarter of 2022.

On May 19, 2021, the Company entered into a securities purchase agreement with funds affiliated with Arena Investors LP (the “May 2021 Investors”) pursuant to which it issued notes payable in an aggregate face value (includes 7.5% premium and 10% original issue discount) of $11,860,055 for an aggregate purchase price of $10,000,000 million. The notes have a coupon of 8% and an 18-month term. The notes maturity date of November 19, 2022 was extended to November 19, 2023.

On December 17, 2021, the Company entered into a securities purchase agreement with funds affiliated with Arena Investors LP (the “December 2021 Investors”) pursuant to which it issued a note payable in an aggregated face value of $15,925,926 for an aggregate purchase price of $13,333,200. The notes have a coupon of 7.5% and a 23-month term. The notes mature on November 19, 2023.

For the year ended December 31, 2021, the Company recorded $754,323 in amortization of debt discount and $558,475 in annual interest expense related to the notes. As of December 31, 2021, the Company reported $3,698,458 of unamortized discount and $115,250 in accrued interest related to the notes, the latter of which is included within accrued liabilities on the consolidated balance sheet.